Subsequent Events - Additional Information (Detail) - $ / shares		6 Months Ended
	Aug. 07, 2024	Jun. 30, 2024
Major Ordinary Share Transactions [member]
Disclosure of Events After Reporting Period [line items]
Dividend per share	$ 0.155
Dividend payable, date of record	Aug. 21, 2024
Dividend payable date	Sep. 04, 2024
Revised Quartertly Dividend Per Share Fixed [Member] | Ordinary shares [member]
Disclosure of Events After Reporting Period [line items]
Minimum quarterly dividend to be paid during year		$ 0.155